Consolidated Balance Sheets (Parenthetical) (ILS)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Ordinary shares, par value	0.01	0.01
Ordinary shares, authorized	10,000,000	10,000,000
Ordinary shares, issued	6,940,059	6,894,659
Ordinary shares, outstanding	6,925,088	6,879,688
Ordinary shares, treasury shares	14,971	14,971